Nature of Business (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 26, 2019	Feb. 19, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Nature of business (Textual)
Net loss			$ (2,112)	$ (5,945)	$ (16,022)
Accumulated deficit			$ (47,866)	$ (45,754)
Agreement, description			Each CVR represents the right to receive payments based on the Company's Trehalose asset. CVR holders are entitled to receive 100% of any payments up to $20,000 received and 50% of all then subsequent consideration, net of all CVR transaction expenses.
Subsequent Event [Member]
Nature of business (Textual)
Equity issued and outstanding	96.00%
Ordinary share and option	0.04841
Agreement, description		Under the terms of the agreement, Seelos will pay the company a payment of $3,500 in two instalments; $1,500 already paid upon closing and the other $2,000 will be paid upon the first anniversary of the closing of the sale.